Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease cost	$ 1,436	$ 1,636	$ 1,672
Variable lease cost	97	78	63
Short-term lease cost	94	91	64
Total	$ 1,627	$ 1,805	$ 1,799